Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.3%

Utilities — 0.3%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$460	$433,906

Pennsylvania — 133.1%

Corporate — 3.2%
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	1,900	1,762,599
Pennsylvania Economic Development Financing Authority, RB
Series A, AMT, 0.58%, 08/01/37(a)	2,000	1,878,596
Series A, AMT, 3.25%, 08/01/39(b)	1,950	1,432,634
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	135	128,741

		5,202,570

County/City/Special District/School District — 27.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, 5.00%, 05/01/42	1,980	1,750,381
Altoona Area School District, GO, Series A, (AGM, SAW), 5.00%, 12/01/36	1,180	1,208,140
Bethlehem Area School District, GO
Series A, (BAM, SAW), 5.00%, 08/01/34	1,610	1,652,741
Series A, (BAM, SAW), 5.00%, 08/01/35	1,210	1,238,486
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	998,033
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	610	615,939
(SAW), 5.00%, 10/01/38	920	927,487
Bristol Township School District, GO
(SAW), 5.00%, 06/01/40	775	777,403
(BAM, SAW), 5.00%, 06/01/42	1,685	1,732,478
Chester County Industrial Development Authority, SAB(b) 4.25%, 03/01/35	715	630,098
4.75%, 03/01/50	1,520	1,251,761
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,469,613
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	1,360	1,388,276
Coatesville School District, GO, CAB(c)
Series A, (BAM, SAW), 0.00%, 10/01/34	160	88,235
Series A, (BAM, SAW), 0.00%, 10/01/35	1,435	745,302
Series A, (BAM, SAW), 0.00%, 10/01/37	1,395	642,996
Coatesville School District, Refunding GO(c)
Series B, (BAM, SAW), 0.00%, 10/01/33	275	160,771
Series B, (BAM, SAW), 0.00%, 10/01/34	550	303,309
Series C, (BAM, SAW), 0.00%, 10/01/33	360	210,464
Dallastown Area School District, Refunding GO, (SAW), 5.00%, 04/15/34	1,235	1,263,974
East Pennsboro Area School District, GO, (BAM, SAW), 4.00%, 10/01/44	840	745,273
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	1,345	1,385,857
(SAW), 5.00%, 02/01/42	1,250	1,281,578
Governor Mifflin School District, GO, Series A, (SAW), 4.00%, 04/01/43	570	503,958

Security	Par (000)	Value

County/City/Special District/School District (continued)
Marple Newtown School District, GO, (SAW), 3.00%, 06/01/40	$1,375	$1,087,406
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	130	131,261
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	1,000	829,417
Shaler Area School District, GO, CAB, (XLCA SAW), 0.00%, 09/01/30(c)	6,145	4,482,016
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/36	870	901,378
(SAW), 5.00%, 03/01/37	890	918,877
(SAW), 5.00%, 03/01/40	1,025	1,051,908
(SAW), 5.00%, 03/01/43	775	791,614
State Public School Building Authority, RB(c)
(AGM), 0.00%, 12/15/22	1,640	1,633,807
(AGM), 0.00%, 12/15/23	1,980	1,907,526
(AGM), 0.00%, 12/15/24	1,980	1,838,353
(AGM), 0.00%, 12/15/25	1,770	1,578,329
Township of Lower Paxton Pennsylvania, GO, Series A, 4.00%, 04/01/40	150	136,153
Tredyffrin Easttown School District, GO, (SAW), 5.00%, 02/15/39	695	720,858
West Shore School District, GO
(SAW), 5.00%, 11/15/43	2,095	2,138,616
(SAW), 5.00%, 11/15/48	1,200	1,217,970

		44,338,042

Education — 24.8%
Berks County Municipal Authority, Refunding RB 5.00%, 10/01/39	160	142,368
5.00%, 10/01/49	430	366,170
Bethlehem Redevelopment Authority, Refunding RB, 4.00%, 10/01/38	170	144,635
Chester County Industrial Development Authority, RB, 4.00%, 12/01/51	3,600	3,222,097
Delaware County Authority, RB 5.00%, 08/01/40	1,205	1,222,794
5.00%, 08/01/45	1,610	1,622,064
East Hempfield Township Industrial Development Authority, RB(d) 5.00%, 07/01/23	785	794,408
5.00%, 07/01/25	1,255	1,306,507
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	285	209,156
Lehigh County Industrial Development Authority, Refunding RB, 4.00%, 05/01/51	840	561,196
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,160	1,068,099
Pennsylvania Higher Education Assistance Agency, RB
Series A, AMT, 5.00%, 06/01/30	140	143,521
Series A, AMT, 2.63%, 06/01/42	1,125	847,486
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	230,090
Pennsylvania Higher Educational Facilities Authority, RB
Series A, 5.00%, 11/01/31	845	853,228
Series AT-1, 4.00%, 06/15/34	2,000	1,955,210
Pennsylvania Higher Educational Facilities Authority, Refunding RB 5.00%, 05/01/37	1,325	1,199,658
Series A, 5.25%, 07/15/23(d)	1,580	1,602,635

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (continued)
Series A, 5.50%, 07/15/23(d)	$385	$391,100
Series A, (AGM), 4.00%, 05/01/50	5,000	4,105,715
Philadelphia Authority for Industrial Development RB, 4.00%, 12/01/48	3,300	2,914,474
Philadelphia Authority for Industrial Development, RB 4.00%, 06/15/29	280	251,985
5.00%, 06/15/39	335	294,028
4.00%, 06/01/41	260	193,882
5.00%, 06/15/49	935	768,247
5.00%, 06/15/50	575	459,619
4.00%, 06/01/51	205	136,866
4.00%, 06/01/56	290	186,578
Philadelphia Authority for Industrial Development, Refunding RB 5.00%, 05/01/30	415	419,636
5.00%, 05/01/40	375	356,434
5.00%, 06/15/40(b)	620	558,734
4.00%, 05/01/42	2,985	2,251,415
4.00%, 11/01/45	740	611,464
5.00%, 05/01/50	1,120	998,374
5.00%, 06/15/50(b)	415	347,678
Series 2015, 5.00%, 04/01/45	2,170	2,184,033
Series A, 5.25%, 06/15/52	375	326,950
Sports & Exhibition Authority of Pittsburgh and Allegheny County, RB, Series A, VRDN, (AGM), 2.26%, 11/01/38(a)(e)	2,390	2,390,000
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/38	830	842,581
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 2.60%, 02/15/24(a)	1,380	1,376,310

		39,857,425

Health — 32.0%
Allegheny County Hospital Development Authority, RB Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,156,248
Series D2, 2.94%, 11/15/47(a)	1,040	1,043,145
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	1,700	1,514,619
Series A, (AGM-CR), 4.00%, 04/01/44	3,440	2,942,658
Series A, 5.00%, 04/01/47	700	671,863
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/51	1,000	655,455
Bucks County Industrial Development Authority, Refunding RB, 5.00%, 10/01/37	940	883,839
Cumberland County Municipal Authority, Refunding RB 5.00%, 01/01/25(d)	255	263,725
4.00%, 01/01/36	395	335,119
4.13%, 01/01/38	160	133,608
5.00%, 01/01/38	1,290	1,233,030
5.00%, 01/01/39	690	674,250
Doylestown Hospital Authority, RB, Series A, 5.00%, 07/01/49	500	385,018
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	2,060	1,599,460
Geisinger Authority, Refunding RB, Series A-2, 5.00%, 02/15/39	4,050	4,088,605

Security	Par (000)	Value

Health (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	$825	$721,557
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	575	580,907
Lancaster Industrial Development Authority, RB 4.00%, 12/01/44	420	347,665
5.00%, 12/01/44	665	644,506
4.00%, 12/01/49	565	449,550
Lancaster Industrial Development Authority, Refunding RB, 5.75%, 05/01/23(d)	865	876,120
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/44	3,100	2,600,981
Class B, 5.00%, 05/01/57	1,230	1,172,329
Series A, 5.00%, 09/01/37	840	840,029
Series A, 5.00%, 09/01/48	1,100	1,063,980
Montgomery County Industrial Development Authority, RB
Series C, 4.00%, 11/15/43	200	154,927
Series C, 5.00%, 11/15/45	915	847,728
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	220	211,374
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,345	1,975,261
Northampton County General Purpose Authority, Refunding RB 5.00%, 08/15/46	1,000	965,809
5.00%, 08/15/48	1,125	1,079,920
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	8,000	7,092,616
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	2,000	1,962,742
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	3,000	2,958,108
St Mary Hospital Authority, 5.00%, 12/01/28(d)	2,495	2,709,029
St. Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	1,255	1,265,346
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,252,885
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/36	230	198,025
Series A, 4.00%, 11/15/41	225	182,602
Series A, 4.00%, 11/15/46	335	258,552
Westmoreland County Industrial Development Authority, Refunding RB, Series A, 4.00%, 07/01/37	360	299,991

		51,293,181

Housing — 4.4%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.45%, 10/01/41	685	464,140
Series 137, 2.60%, 04/01/46	2,730	1,733,113
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.15%, 10/01/42	2,000	1,755,960
Philadelphia Authority for Industrial Development, RB, M/F Housing
Series A, 3.50%, 12/01/36	810	590,480
Series A, 4.00%, 12/01/46	2,970	1,985,603
Series A, 4.00%, 12/01/51	805	512,577

		7,041,873

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 12.1%
Commonwealth Financing Authority, RB 5.00%, 06/01/34	$4,175	$4,274,887
5.00%, 06/01/35	1,295	1,322,142
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	7,380	6,889,105
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Sub-Series B, 5.25%, 12/01/48	1,930	1,957,186
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	5,940	5,040,042

		19,483,362

Transportation — 16.2%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/37	1,100	1,096,020
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,500	1,519,557
Delaware River Port Authority, RB, 5.00%, 01/01/37	2,285	2,294,044
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT, 5.00%, 11/01/41	4,035	4,035,000
Pennsylvania Turnpike Commission, RB Series A, 5.50%, 12/01/42	1,685	1,714,375
Sub-Series B-1, 5.00%, 06/01/42	2,345	2,332,843
Series B, Subordinate, 3.00%, 12/01/51	1,470	887,627
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,975	809,497
Sub-Series A-3, 0.00%, 12/01/42	4,760	1,501,999
Pennsylvania Turnpike Commission, Refunding RB
Series A-1, 5.25%, 12/01/45	3,270	3,278,427
Series B-2, (AGM), 5.00%, 06/01/35	1,850	1,914,417
Series C, 5.00%, 12/01/46	425	417,682
Series C, 3.00%, 12/01/51	920	568,702
Southeastern Pennsylvania Transportation Authority, RB 5.00%, 06/01/32	1,075	1,138,549
5.25%, 06/01/47	2,305	2,430,888

		25,939,627

Utilities — 12.8%
Aliquippa Municipal Water Authority Water & Sewer Revenue, RB, (BAM), 4.00%, 11/15/51	1,245	1,006,889
Allegheny Valley Joint Sewage Authority, RB, (BAM), 4.00%, 08/01/52	755	622,146
Bucks County Water and Sewer Authority, RB
Series A, (AGM), 5.00%, 12/01/37	780	788,900
Series A, (AGM), 5.00%, 12/01/40	1,000	1,009,532
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,040	3,082,922
Series A, 5.00%, 11/01/45	1,790	1,811,800
Series A, 5.25%, 10/01/52	810	819,970
Series C, 5.50%, 06/01/47	1,900	2,000,155
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(d)	420	423,854
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	960,243
Oxford Area Sewer Authority, Refunding RB
(BAM), 3.00%, 07/01/35	100	87,229
(BAM), 3.00%, 07/01/46	1,255	890,042

Security	Par (000)	Value

Utilities (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, Class B, VRDN, 3.25%, 12/01/38(a)(e)	$1,000	$1,000,000
Philadelphia Gas Works Co., Refunding RB 5.00%, 08/01/30	800	820,495
5.00%, 08/01/31	600	613,187
5.00%, 08/01/32	800	816,623
5.00%, 08/01/33	400	405,584
5.00%, 08/01/34	700	707,967
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 4.00%, 09/01/50	900	707,402
Pittsburgh Water & Sewer Authority, Refunding RB, Class C, (AGM), 2.89%, 09/01/40(a)	1,380	1,379,553
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	522,833

		20,477,326

Total Municipal Bonds in Pennsylvania		213,633,406

Puerto Rico — 4.7%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	265	221,683
Series A-1, Restructured, 5.00%, 07/01/58	389	332,798
Series A-2, Restructured, 4.78%, 07/01/58	46	38,145
Series A-2, Restructured, 4.33%, 07/01/40	519	440,387
Series B-1, Restructured, 4.75%, 07/01/53	283	235,559
Series B-1, Restructured, 5.00%, 07/01/58	3,423	2,932,203
Series B-2, Restructured, 4.33%, 07/01/40	2,701	2,272,927
Series B-2, Restructured, 4.78%, 07/01/58	274	226,023
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	3,575	775,854

Total Municipal Bonds in Puerto Rico		7,475,579

Total Municipal Bonds — 138.1% (Cost: $246,497,234)		221,542,891

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Pennsylvania — 14.5%

Education — 6.5%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	11,335	10,421,963

Health — 4.5%
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/24(d)	7,000	7,182,693

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 3.5%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(a)(g)	$6,000	$5,660,052

Total Municipal Bonds in Pennsylvania		23,264,708

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.5% (Cost: $24,473,202)		23,264,708

Total Long-Term Investments — 152.6% (Cost: $270,970,436)		244,807,599

	Shares

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(h)(i)	7,894,865	7,894,075

Total Short-Term Securities — 4.9% (Cost: $7,894,075)		7,894,075

Total Investments — 157.5% (Cost: $278,864,511)		252,701,674
Other Assets Less Liabilities — 2.6%		4,267,040
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.8)%		(14,125,350)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.3)%		(82,359,841)

Net Assets Applicable to Common Shares — 100.0%		$160,483,523

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on March 1, 2026, is $3,123,333.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,965,312	$3,931,966	(a)	$—	$(2,290)	$(913)	$7,894,075	7,894,865	$29,823	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	71	12/20/22	$7,859	$166,471
U.S. Long Bond	105	12/20/22	12,692	620,159
5-Year U.S. Treasury Note	66	12/30/22	7,038	126,323

				$912,953

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$221,542,891	$—	$221,542,891
Municipal Bonds Transferred to Tender Option Bond Trusts	—	23,264,708	—	23,264,708
Short-Term Securities
Money Market Funds	7,894,075	—	—	7,894,075

	$7,894,075	$244,807,599	$—	$252,701,674

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$912,953	$—	$—	$912,953

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(14,060,000)	$—	$(14,060,000)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(96,660,000)	$—	$(96,660,000)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviation (continued)

SAW	State Aid Withholding

TA	Tax Allocation

VRDN	Variable Rate Demand Note

S C H E D U L E O F I N V E S T M E N T S	6